Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Deficit [Abstract]
Stockholders' Deficit
12.	Stockholders' Deficit

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock consisting of 1,000,000 shares of Series A Convertible Preferred Stock $0.001 par value per share ("Series A Preferred Stock"), and 9,000,000 shares of blank check preferred stock, $0.001 par value per share.

Outstanding shares of Series A Preferred Stock, if any, shall automatically be converted into shares of Common Stock upon the earlier of (i) one year from the date of initial issuance of any shares of the Series A Preferred Stock at a conversion rate equal to $0.50 per share of Common Stock or (ii) the effectiveness of a registration statement filed with the SEC covering the resale of Common Stock issued by the Company in its next PIPE transaction (the "PIPE").

As of March 31, 2014 and December 31, 2013, no preferred stock was issued and outstanding.

Common Stock

The Company is authorized to issue 100,000,000 shares of Common Stock.

Shares issued pursuant to Subscription Agreements

The Company generated gross proceeds of $740,000 by issuing 592,000 shares of its Common Stock pursuant to subscription agreements during the three-month period ended March 31, 2014.

Shares issued pursuant to Settlement of Promissory Notes and Accounts payable

The Company satisfied its obligations under $37,500 and $12,500 promissory notes and promissory notes-related party and accrued interest by issuing 100,000 shares of its Common Stock valued at $125,000 during the three-month period ended March 31, 2014.

The Company satisfied its obligations under a $19,985 accounts payable by issuing 20,209 shares of its Common Stock valued at $25,262 during the three-month period ended March 31, 2014.

Stock Compensation Plan

During September 2013, the Company adopted the 2013 Equity Plan ("2013 Plan"). An aggregate of 4,000,000 shares of our Common Stock are reserved for issuance under the 2013 Plan. The 2013 Plan may be administered, interpreted and constructed by the Board or a committee designated by the Board (the "Designee"). The 2013 Plan allows the Designee to grant stock options to employees, directors, senior management and consultants (under certain circumstances described in the 2013 Plan).

The Company recorded share-based payment expenses amounting to $53,348 during the three-month period ended March 31, 2014 in connection with all options outstanding. The amortization of share-based payment was recorded in general and administrative expenses.

The Company granted 1,000,000 options in September 2013, as follows: (i) 250,000 options with an exercise price of $2.00 per share (ii) 250,000 options with an exercise price of $3.00 per share (iii) 250,000 options with an exercise price of $4.00 per share, and (iv) 250,000 options with an exercise price of $5.00 per share. Each of the options are exercisable for a term of 10 years. These were the only options granted and outstanding at March 31, 2014 and December 31, 2013, respectively.

The total compensation cost related to options not yet recognized amounted to approximately $513,327 at March 31, 2014 and the Company expects that it will be recognized over the remaining period of 29 months.

13.	Stockholders' Deficit

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock consisting of 1,000,000 shares of Series A Convertible Preferred Stock $0.001 par value per share ("Series A Preferred Stock"), and 9,000,000 shares of blank check preferred stock, $0.001 par value per share.

All the outstanding Series A Preferred Stock at that time shall automatically be converted into shares of Common Stock upon the earlier of (i) one year from the date of initial issuance of any shares of the Series A Preferred Stock at a conversion rate equal to $0.50 per share of Common Stock or (ii) the effectiveness of a registration statement filed with the SEC covering the resale of Common Stock issued by the Company in its next PIPE transaction (the "PIPE").

As of December 31, 2013 and 2012, no preferred stock was issued and outstanding.

Common Stock

The Company is authorized to issue 100,000,000 shares of Common Stock.

As noted earlier in note 1, the Company consummated the transactions contemplated by the Exchange Agreement that resulted in a reverse merger and a change in control of the Company. The 3,322,500 shares of the Company outstanding prior to the closing of the merger and issued an additional 5,120,000 shares issued in connection with the merger are treated as having been issued as of the merger date on October 18, 2012.

Prior to the closing of the Share Exchange Transaction, the Company had 3,322,500 shares of Common Stock issued and outstanding which were treated as having been issued as of the date of the Share Exchange Transaction.

In October 2012, in connection with the Share Exchange Transaction, the Company issued an aggregate of 5,120,000 shares of its Common Stock in exchange for existing shares of Grilled Cheese, which are treated as having been issued as of the date of the Share Exchange Transaction.

Pursuant to the final closing of the 2012 Private Placement Offering on April 18, 2013, 270,500 common shares were issued to a number of consultants based on the share price of $1.00 as established by the private offering. The Company also issued warrants to purchase up to an aggregate of 287,500 shares of Common Stock to the Placement Agents. The warrants have an exercise price of $2.40 per share and are exercisable for a term of five (5) years from the closing of the 2012 Private Placement Offering.

Pursuant to the final closing of the 2013 Private Placement Offering on June 21, 2013, the Company also issued warrants to purchase up to an aggregate of 64,500 shares of Common Stock to the Placement Agents. The warrants have an exercise price of $2.40 per share and are exercisable for a term of five (5) years from the closing of the 2013 Private Placement Offering.

In April 2013, the Company issued to a consultant 473,000 shares of Common Stock valued at $1.00 per share for services rendered.

In May 2013, the Company issued 1,696,834 shares of its Common Stock as a result of converting $512,500 of principal and $52,545 of interest of its pre reverse merger convertible note holders (see note 7).

In August 2013, the Company issued 500,000 shares issued at $1.00 per share in connection with the asset purchase agreement (see note 17).

In September 2013, the Company issued to two consultants a total of 47,500 shares of Common Stock valued at $1.00 per share for services rendered. In addition, the Company issued 56,571 shares of common stock valued at $1.00 per share in satisfaction of accounts payable totaling $56,571.

On October 8, 2013, the Company commenced an offering of up to $5,000,000 representing 4,000,000 Units for $1.25 per unit. Each Unit consists of: (i) one share (the "Shares") of Company common stock, par value $0.001 per share ("Common Stock") and (ii) a warrant (the "Warrants") to purchase one share of Common Stock (the "Warrant Shares"). The Warrants may be exercised until October 31, 2016 at an exercise price of $2.50 per Warrant Share.

Through December 31, 2013, the Company issued 104,000 shares of common stock in connection with such closings.

On December 31, 2013, the Company converted a $100,000 note to 200,000 shares and $1,176 of interest to 2,353 shares at a price of $0.50 per share.

On December 31, 2013, the Company issued 8,000 valued at $1.25 per share in connection with the issuance of a promissory note totaling $40,000.

As of December 31, 2013 and 2012, there were 11,801,257 and 8,442,500 shares of Common Stock issued and outstanding, respectively.

Stock Compensation Plan

During September 2013, the Company adopted the 2013 Equity Plan ("2013 Plan"). An aggregate of 4,000,000 shares of our common stock are reserved for issuance under the 2013 Plan. The 2013 Plan may be administered, interpreted and constructed by the Board or a committee designated by the Board (the "Designee"). The 2013 Plan allows the Designee to grant stock options to employees, directors, senior management and consultants (under certain circumstances described in the 2013 Plan).

 During the year ended December 31, 2013, the Company recorded share-based payment expenses amounting to $82,394, in connection with all options outstanding. The amortization of share-based payment was recorded in general and administrative expenses during 2013.

The Company granted 1,000,000 options in September 2013, as follows: (i) 250,000 options with an exercise price of $2.00 per share (ii) 250,000 options with an exercise price of $3.00 per share (iii) 250,000 options with an exercise price of $4.00 per share, and (iv) 250,000 options with an exercise price of $5.00 per share. Each of the options are exercisable for a term of 10 years. These were the only options granted during the year ended December 31, 2013.

The fair value of the options granted during the year ended December 31, 2013 are based on the Black Scholes Model using the following assumptions:

Exercise price:	$1.00

Market price at date of grant:	$1.00 (1)

Volatility:	80%

Expected dividend rate:	0

Expected terms (years):	10

Risk-free interest rate:	0.03%

(1) The Company used fair value of the Company's common stock as the market price to value stock options which were granted. The fair value was determined based on valuation performed by Management, which took into consideration, where applicable, cash received , market participant inputs, estimated cash flows based on entity specific criteria, purchase multiples paid in other comparable third-party transactions, market conditions, liquidity, operating results and other qualitative and quantitative factors. The fair value of the Company's common stock on each grant date are adjusted to estimated fair value and the volatility in general economic conditions, stock markets, earnings or revenue multiples of comparable companies and other qualitative and quantitative factors may result in significant changes in the estimated fair value of the Company's common stock from period to period.

A summary of the activity during 2013 of the Company's stock option plan is presented below:

	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at January 1, 2013	-	$-

Granted	1,000,000	3.50
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2013	1,000,000	$3.50	$-

The total compensation cost related to options not yet recognized amounted to approximately $566,675 at December 31, 2013 and the Company expects that it will be recognized over the remaining period of 32 months.